Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost of securities available-for-sale	$ 1,436,714	$ 1,299,980
Fair value of securities held-to-maturity	$ 151,428	$ 143,490
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Preferred stock per share liquidation preference	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,854	16,150,888
Treasury stock, shares	820,039	758,489